Results for the Year - Share-based payment (Details) kr / shares in Units, $ / shares in Units, kr in Millions			1 Months Ended					12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 09, 2019 EquityInstruments	May 31, 2020 USD ($) EquityInstruments $ / shares	Apr. 30, 2019 EquityInstruments $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Jun. 30, 2017 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2021 DKK (kr) EquityInstruments kr / shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2015 EquityInstruments USD ($) $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 06, 2019 shares	Dec. 31, 2018 EquityInstruments	Aug. 02, 2017 shares	Aug. 01, 2017 shares	Feb. 02, 2017 shares	Feb. 01, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants for cash | shares																1,777,000	1,777,000
Conversion ratio (per share) | shares					2	2												14		10	1	10	1
Authorized (in shares)								8,500,000	8,500,000	8,500,000
Available for future grant (in shares)								9,400,000	9,400,000	9,400,000
Exercised			1,400,000					1,777,000	1,777,000	1,777,000	1,219,000	1,219,000
Shares issued for cash | $			$ 2,000					$ 3,000			$ 2,000
Granted				7,200			1,700,000	0	0	0	0	0	7,000	7,000
Fair value of shares on date of exercise | $ / shares			$ 0.47
Exercise price per share | $ / shares				$ 0.60			$ 2.04				$ 0.60
Par value | kr / shares										kr 0.01
Outstanding options											6,442,000	6,442,000	12,898,000	12,898,000		3,011,000	3,011,000		12,980,000
Expired		100,000						1,654,000	1,654,000	1,654,000	5,237,000	5,237,000	89,000	89,000
Due to holders as a result of Capital Reduction					$ 2,200,000	€ 1,900,000
Shares outstanding											406,000	406,000	600,000	600,000		406,000	406,000		700,000
Exercise price per share | (per share)										kr 0.01						$ 0.0015
Potential antidilution payments to the holders																$ 881,000	€ 777,000
Proceeds from issuing shares | $			$ 2,000					$ 3,000			$ 2,000
Number of other equity instruments exercised or vested in share-based payment arrangement											194,000	194,000
Ordinary shares issuance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised								687,000	687,000	687,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term							36	P3Y	P3Y	P3Y			36	36
Term (in years)								P6Y	P6Y	P6Y
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term								P5Y	P5Y	P5Y
Term (in years)								P10Y	P10Y	P10Y
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised								846,000	846,000	846,000	379,000	379,000
Outstanding options											3,361,000	3,361,000	3,740,000	3,740,000		1,665,000	1,665,000		3,740,000
Expired								850,000	850,000	850,000
Granted								0	0	0
Shares outstanding											356,000	356,000	356,000	356,000		356,000	356,000		406,000
Number of other equity instruments exercised or vested in share-based payment arrangement								0	0	0
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							600,000
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							150,000
Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | $															2,500,000
Outstanding options													4,996,000	4,996,000					4,996,000
Expired											4,996,000	4,996,000
June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term (in years)							six years
Distributions to equity award holders											$ 278,000	€ 248,000	$ 670,000	€ 596,000
Fair value options granted | $							$ 8,900,000
June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term							five years
Outstanding options																80,000	80,000
Due to holders as a result of Capital Reduction								$ 2,000,000.0	€ 1,700,000
Fair value deferred shares granted | $							$ 1,800,000
Granted							180,000
Share-based compensation expense								830,000		kr 5.4
June 2017 Deferred Shares | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							90,000
Deferred Shares Vested If Successful Outcome
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							100,000
Deferred Shares Vested If Successful Outcome | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							50,000
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants for cash | shares																1,800,000	1,800,000
Proceeds from exercise of warrants | $								$ 3,000
Authorized (in shares)								2,100,000	2,100,000	2,100,000
Fair value of shares on date of exercise | $ / shares								$ 0.49
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized (in shares)								17,000,000	17,000,000	17,000,000
Exercised			194,000
Number of other equity instruments exercised or vested in share-based payment arrangement | $	326,000
Consultant Options | Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted															5,000,000
Consultant Options, Exercise Price One | Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares															$ 2.83
Consultant Options, Exercise Price Two | Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares															$ 14.13